Commitments and contingencies	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies
1 9 .	Commitments and contingencies

(a)	Operating lease commitments
As of December 31, 2020, the Group did not have any operating lease as lessee.

(b)	Purchase commitments
As of December 31, 2020, the Group did not have any purchase commitments.

(c)	Capital commitments
As of December 31, 2020, the Group did not have any capital commitments.

(d)	Litigation
In the ordinary course of the business, the Group is subject to periodic legal or administrative proceedings. As of December 31, 2019 and 2020, the Group is not a party to any legal or administrative proceedings which will have a material adverse effect on the Group’s financial position, results of operations and cash flows.